Property, Plant and Equipment Impairment Loss and Recovery (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of impairment loss and reversal of impairment loss [line items]
(Impairment) / Recovery	CAD (203.6)		CAD (611.4)
(Impairment) / Recovery, net of tax	(187.7)		(457.0)
Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
(Impairment) / Recovery	1,740.0	$ 144.2
Southeast Saskatchewan (1) | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal	CAD 6,946.2		CAD 7,321.2
Discount rate	10.25%		9.75%
(Impairment) / Recovery	CAD (281.7)		CAD (375.1)
(Impairment) / Recovery, net of tax	(206.1)		CAD (273.8)
Future development cost reductions, capital, percent			12.00%
Southwest Saskatchewan (1) | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal	CAD 2,412.6		CAD 2,498.7
Discount rate	10.25%		9.75%
(Impairment) / Recovery	CAD (164.1)		CAD (355.2)
(Impairment) / Recovery, net of tax	(120.0)		CAD (259.3)
Future development cost reductions, capital, percent			8.00%
ALBERTA | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Future development cost reductions, operating, percent			16.00%
Northern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal			CAD 48.1
Discount rate			10.25%
(Impairment) / Recovery			CAD 10.3
(Impairment) / Recovery, net of tax			CAD 7.5
Future development cost reductions, capital, percent			25.00%
Southern Alberta (1) | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal	CAD 1,217.9		CAD 1,339.1
Discount rate	11.00%		10.25%
(Impairment) / Recovery	CAD (109.6)		CAD 9.8
(Impairment) / Recovery, net of tax	(80.2)		CAD 7.2
Future development cost reductions, capital, percent			12.00%
Northern U.S. (2) | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal	CAD 976.5		CAD 622.6
Discount rate	10.50%		10.00%
(Impairment) / Recovery	CAD 87.9		CAD 56.6
(Impairment) / Recovery, net of tax	54.6		CAD 35.2
Future development cost reductions, operating, percent			6.00%
Utah (2) | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Fair value less costs of disposal	CAD 1,482.4		CAD 938.9
Discount rate	10.25%		9.75%
(Impairment) / Recovery	CAD 263.9		CAD 42.2
(Impairment) / Recovery, net of tax	CAD 164.0		CAD 26.2
Future development cost reductions, capital, percent			8.00%